Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	nftii_SupplementTextBlock

ASG MANAGED FUTURES STRATEGY FUND

Supplement dated March 7, 2016, to the ASG Managed Futures Strategy Fund Prospectus, dated May 1,

2015, as may be revised and supplemented from time to time.

Effective March 7, 2016, the Credit Suisse Managed Futures Liquid Index will replace the SG Trend Index (formerly known as the Newedge Trend Index) as the primary benchmark for ASG Managed Futures Strategy Fund (the “Fund”) and the SG Trend Index will become the Fund’s secondary benchmark.

Effective March 7, 2016, the “Average Annual Total Returns” table within the section “Risk/Return Bar Chart and Table” with respect to the Fund is amended and restated as follows:

Average Annual Total Returns (for the periods ended December 31, 2014)	Past 1 Year	Life of Fund (07/30/10)
ASG Managed Futures Strategy Fund Class A – Return Before Taxes	14.71%	6.22%

Return After Taxes on Distributions	9.63%	4.35%

Return After Taxes on Distributions & Sale of Fund Shares	9.20%	4.17%

Class C – Return Before Taxes	20.01%	6.84%

Class Y – Return Before Taxes	22.21%	7.91%

Credit Suisse Managed Futures Liquid Index[1]	15.77%	3.47%

SG Trend Index	19.70%	5.36%

[1]	Effective March 7, 2016, the Credit Suisse Managed Futures Liquid Index replaced the SG Trend Index (formerly known as the Newedge Trend Index) as the Fund’s primary benchmark because the Fund believes the Credit Suisse Managed Futures Liquid Index, an index which systematically tracks multiple futures contracts, is a more appropriate comparison to the Fund’s investment strategies. It is not possible to invest directly in an index.

ASG Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock

ASG MANAGED FUTURES STRATEGY FUND

Supplement dated March 7, 2016, to the ASG Managed Futures Strategy Fund Prospectus, dated May 1,

2015, as may be revised and supplemented from time to time.

Effective March 7, 2016, the Credit Suisse Managed Futures Liquid Index will replace the SG Trend Index (formerly known as the Newedge Trend Index) as the primary benchmark for ASG Managed Futures Strategy Fund (the “Fund”) and the SG Trend Index will become the Fund’s secondary benchmark.

Effective March 7, 2016, the “Average Annual Total Returns” table within the section “Risk/Return Bar Chart and Table” with respect to the Fund is amended and restated as follows:

Average Annual Total Returns (for the periods ended December 31, 2014)	Past 1 Year	Life of Fund (07/30/10)
ASG Managed Futures Strategy Fund Class A – Return Before Taxes	14.71%	6.22%

Return After Taxes on Distributions	9.63%	4.35%

Return After Taxes on Distributions & Sale of Fund Shares	9.20%	4.17%

Class C – Return Before Taxes	20.01%	6.84%

Class Y – Return Before Taxes	22.21%	7.91%

Credit Suisse Managed Futures Liquid Index[1]	15.77%	3.47%

SG Trend Index	19.70%	5.36%

[1]	Effective March 7, 2016, the Credit Suisse Managed Futures Liquid Index replaced the SG Trend Index (formerly known as the Newedge Trend Index) as the Fund’s primary benchmark because the Fund believes the Credit Suisse Managed Futures Liquid Index, an index which systematically tracks multiple futures contracts, is a more appropriate comparison to the Fund’s investment strategies. It is not possible to invest directly in an index.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 7, 2016, the Credit Suisse Managed Futures Liquid Index replaced the SG Trend Index (formerly known as the Newedge Trend Index) as the Fund’s primary benchmark because the Fund believes the Credit Suisse Managed Futures Liquid Index, an index which systematically tracks multiple futures contracts, is a more appropriate comparison to the Fund’s investment strategies.
ASG Managed Futures Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.71%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
ASG Managed Futures Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.01%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
ASG Managed Futures Strategy Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	22.21%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
ASG Managed Futures Strategy Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.63%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
ASG Managed Futures Strategy Fund | Return After Taxes on Distributions & Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.20%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
ASG Managed Futures Strategy Fund | Credit Suisse Managed Futures Liquid Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.77%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	3.47%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010	[1]
ASG Managed Futures Strategy Fund | SG Trend Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	19.70%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010

[1]	Effective March 7, 2016, the Credit Suisse Managed Futures Liquid Index replaced the SG Trend Index (formerly known as the Newedge Trend Index) as the Fund’s primary benchmark because the Fund believes the Credit Suisse Managed Futures Liquid Index, an index which systematically tracks multiple futures contracts, is a more appropriate comparison to the Fund’s investment strategies. It is not possible to invest directly in an index.